Subordinated liabilities - Accounting for subordinated liabilities (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Subordinated liabilities [abstract]
As at 1 January	£ 16,341		£ 18,156
Issuance of subordinated liabilities	1,890	$ 1,890	1,438	£ 1,352
Redemptions	(4,807)		(3,464)
Other	(665)		211
As at 31 December	£ 12,759		£ 16,341	£ 18,156